Financial instruments - Fair values and risk management - Liquidity and capital management (Details) € in Millions, £ in Millions	1 Months Ended			12 Months Ended
	Nov. 30, 2023 EUR (€)	Aug. 31, 2023 EUR (€)	Oct. 31, 2021 GBP (£)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021	Apr. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Current financial assets				€ 4,119.6	€ 4,675.0	€ 3,625.8
Net cash inflow (outflow) in relation to property, plant and equipment				(2,400.0)	(1,800.0)	(1,000.0)
Cash generated from debt capital market issuances					1,200.0
Repayment of borrowings				1,100.5	1,039.4	1,722.3
HMT and Bank of England Covid Corporate Financing Facility (CCFF)
Disclosure of detailed information about financial instruments [line items]
Repayment of borrowings | £			£ 600
Borrowings, interest rate							0.46%	0.44%
€750m 1.125% Eurobond
Disclosure of detailed information about financial instruments [line items]
Repayment of borrowings		€ 750.0
Borrowings, interest rate		1.125%
Revolving credit facilities
Disclosure of detailed information about financial instruments [line items]
Repayment of borrowings	€ 260.0
Cash and liquid resources
Disclosure of detailed information about financial instruments [line items]
Current financial assets				€ 4,200.0	€ 4,700.0	€ 3,600.0